INVESTMENTS - Summarized Financial Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement of Financial Position [Abstract]
Cash	$ 10		$ 10		$ 9
Investments	3,330		3,330		2,270
Assets	4,185		4,185		3,205
Liabilities	925		925		1,120
Equity	3,229		3,229		2,076
Income Statement [Abstract]
Expenses	(54)	$ (52)	(206)	$ (194)
Brookfield Asset Management ULC
Statement of Financial Position [Abstract]
Cash	1,931		1,931		2,667
Investments	8,276		8,276		7,522
Assets	14,147		14,147		14,290
Liabilities	2,945		2,945		2,825
Preferred shares redeemable non-controlling interest	2,225		2,225		2,166
Equity	8,977		8,977		$ 9,299
Income Statement [Abstract]
Revenues	916	985	1,800	2,039
Expenses	(333)	(350)	(781)	(816)
Net income	518	580	891	1,096
Preferred shares redeemable non-controlling interest	6	(90)	101	(71)
Non-controlling interest	(29)	(35)	(56)	(54)
Net income attributable to the common stockholders, basic	495	455	936	971
Net income attributable to the common stockholders, diluted	$ 495	$ 455	$ 936	$ 971